Other Operating (Expenses) Revenue, Net (Details) - Schedule of Other Operating Revenue - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Revenue [Abstract]
Recovery allowance for expected credit losses		$ 18,010	$ 26,093	$ 31,588
Other indemnification	[1]	8,404	19,486	4,595
Reimbursement of tax-related costs and expenses	[2]	3,336		3,272
Recovery of other provisions		3,246	3,070	3,505
Recovery of costs and expenses from taxes other than income tax		2,179	2,053	2,233
Recovery of restructuring expenses		1,265	920	1,104
Other		454	1,307	871
Total other operating revenue		$ 36,894	$ 52,929	$ 47,168

[1]	Corresponds to the compensation paid by Rappi S.A.S. for the losses of the Turbo operation.
[2]	Corresponds to the nullity of the process for the VAT review settlements for bimesters 3, 4 and 6 of 2013 (Note 22).